Commitments and Contingencies - Aggregate Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Minimum Lease Payments
2016	$ 2,141
2017	2,178
2018	2,160
2019	2,169
2020	2,146
Thereafter	3,934
Total	$ 14,728